Leases - Summary Of Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Lease Liability	¥ 129,223	¥ 171,536	¥ 163,196
Less: Lease liabilities due within one year	(6,579)	(7,393)
Non-current lease liabilities	¥ 122,644	¥ 164,143